Common Stock Warrants - Schedule of Reconciliation of Changes in the Company’s Level 3 Warrant Liability (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Changes in the Company’s Level 3 Warrant Liability [Line Items]
Beginning balance		$ 479,747		$ 799,284	$ 479,747	$ 799,284	$ 799,284
Change in fair value of warrant liability	$ 66,702		$ (62,112)		75,559	(470,674)	(319,537)	$ (3,447,737)
Ending balance	555,306				555,306		479,747	799,284
Level 3 [Member]
Schedule of Reconciliation of Changes in the Company’s Level 3 Warrant Liability [Line Items]
Ending balance	555,306				555,306
Warrant Liability [Member] | Level 3 [Member]
Schedule of Reconciliation of Changes in the Company’s Level 3 Warrant Liability [Line Items]
Beginning balance	488,603	479,747	390,722	799,284	479,747	799,284	799,284
Exercises	0	0	0	0
Change in fair value of warrant liability	66,702	8,857	(62,112)	(408,562)
Ending balance	$ 555,306	$ 488,603	$ 328,610	$ 390,722	$ 555,306	$ 328,610	$ 479,747	$ 799,284